Deferred Taxation - Deferred tax liabilities and assets, prior to offsetting of balances (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax liabilities	$ 6,440	$ 6,340
Deferred tax assets	(6,207)	(6,947)
Charged/(credited) to the income statement	695	(548)
Capital allowances [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax liabilities	5,208	4,937
Deferred tax assets	(579)	(883)
Charged/(credited) to the income statement	278	(441)
Unremitted earnings [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax liabilities	588	659
Capitalised interest [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax liabilities	391	403
Unrealised exchange gains (losses) [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax liabilities	31	40
Deferred tax assets	(317)	(342)
Charged/(credited) to the income statement	36	156
Other temporary differences [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax liabilities	222	301
Deferred tax assets	(682)	(548)
Charged/(credited) to the income statement	(235)	150
Tax losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax assets	(2,282)	(2,246)
Charged/(credited) to the income statement	12	(122)
Provisions [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax assets	(1,731)	(2,040)
Charged/(credited) to the income statement	451	(279)
Post-retirement benefits [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax assets	(616)	(888)
Charged/(credited) to the income statement	149	(6)
Tax on unremitted earnings [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Charged/(credited) to the income statement	$ 4	$ (6)